Convertible Debt Obligations (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Debt Obligations

The Company’s convertible debt obligations are summarized below:

	September 30, 2020			December 31, 2019
	Principal	Interest [1]	Total	Principal	Interest [1]	Total

Convertible Notes	$1,955,389	$50,686	$2,006,075	$-	$-	$-
Total Convertible Debt Obligations	$1,955,389	$50,686	$2,006,075	$-	$-	$-

[1] Accrued interest is included as a component of accrued expenses on the accompanying condensed consolidated balance sheets.